Income Taxes (Details) - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 4,000,000	$ (1,000,000)	$ (4,000,000)	$ (1,000,000)
Current Income Tax Expense (Benefit)	10,000,000	16,000,000	35,000,000	19,000,000
Deferred Income Tax Expense (Benefit)	(10,000,000)	20,000,000	(17,000,000)	(6,000,000)
Income Tax Expense (Benefit)	0	36,000,000	18,000,000	13,000,000
Operating Loss Carryforwards	423,000,000	376,000,000	704,000,000	585,000,000	$ 423,000,000
Deferred Tax Assets, Operating Loss Carryforwards	368,000,000				368,000,000
Valuation Allowance, Amount	38,000,000	695,000,000	76,000,000	33,000,000	38,000,000
Unrecognized Tax Benefits	4,000,000				$ 4,000,000
(Loss) income before income taxes and losses from unconsolidated entities	(60,000,000)	1,718,000,000	(146,000,000)	(72,000,000)
Effective tax rate (percent)					35.00%
CHINA
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic			30,000,000	12,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount			$ (3,000,000)	$ (1,000,000)
Effective tax rate (percent)			25.00%	25.00%
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	0	2,000,000	$ 0	$ 0
Deferred Income Tax Expense (Benefit)	0	0	(10,000,000)
Income Tax Expense (Benefit)	0	2,000,000	(10,000,000)
Valuation Allowance, Amount	243,000,000			297,000,000	$ 243,000,000
UNITED STATES
Income Tax Contingency [Line Items]
Operating Loss Carryforwards			368,000,000
GERMANY
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(61,000,000)	(56,000,000)	(86,000,000)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 2,000,000	$ 1,000,000	3
Operating Loss Carryforwards			$ 245,000,000
Effective tax rate (percent)	31.20%	31.20%	32.00%
SWITZERLAND
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (6,000,000)	$ 3,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 1,000,000	$ (1,000,000)
Effective tax rate (percent)	14.40%	14.40%
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	$ 0	$ 0	$ 0
Deferred Income Tax Expense (Benefit)	0	0	0
Income Tax Expense (Benefit)	0	0	0
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	10,000,000	14,000,000	35,000,000	19,000,000
Deferred Income Tax Expense (Benefit)	(10,000,000)	20,000,000	(7,000,000)	(6,000,000)
Income Tax Expense (Benefit)	0	34,000,000	28,000,000	13,000,000
Valuation Allowance, Amount	176,000,000			187,000,000	$ 176,000,000
JAPAN
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(14,000,000)	(25,000,000)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 0	$ (1,000,000)
Operating Loss Carryforwards			45,000,000
Effective tax rate (percent)	37.80%	37.80%
THAILAND
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic			12,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount			(2)
Operating Loss Carryforwards			$ 28,000,000
Effective tax rate (percent)			20.00%
Other international [Member]
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 6,000,000	$ 32,000,000	$ 16,000,000	8,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 1,000,000	$ 0	$ (2,000,000)	$ 0